UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

March 31, 2016

NMI-QTLY-0516
1.799864.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.5%
		Principal Amount(a)	Value
Argentina - 0.1%
YPF SA 8.5% 3/23/21 (b)		$4,435,000	$4,440,544
Azerbaijan - 2.3%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		11,105,000	10,272,125
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		46,935,000	46,979,588
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		21,875,000	19,196,888
6.95% 3/18/30 (Reg. S)		17,000,000	15,257,500

TOTAL AZERBAIJAN			91,706,101

Bermuda - 0.2%
Qtel International Finance Ltd. 7.875% 6/10/19 (Reg. S)		6,490,000	7,575,855
Brazil - 1.1%
Banco Nacional de Desenvolvimento Economico e Social:
6.369% 6/16/18 (b)		14,605,000	15,064,765
6.5% 6/10/19 (b)		8,355,000	8,614,005
Caixa Economica Federal:
2.375% 11/6/17 (b)		6,125,000	5,864,688
4.25% 5/13/19 (b)		13,475,000	12,801,250
7.25% 7/23/24 (b)(c)		3,285,000	2,588,580

TOTAL BRAZIL			44,933,288

British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	28,545,000	7,383,046
Canada - 0.3%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		890,000	609,650
7% 2/15/21 (b)		1,540,000	1,031,800
7.25% 10/15/19 (b)		2,800,000	2,009,000
7.25% 5/15/22 (b)		2,155,000	1,443,850
Pacific Rubiales Energy Corp.:
5.125% 3/28/23 (b)		19,690,000	3,347,300
5.375% 1/26/19 (b)		1,385,000	222,009
5.625% 1/19/25 (b)(d)		11,809,000	1,874,679

TOTAL CANADA			10,538,288

Cayman Islands - 0.5%
Brazil Minas SPE 5.333% 2/15/28 (b)		11,515,000	9,816,538
Lamar Funding Ltd. 3.958% 5/7/25 (b)		10,270,000	9,207,055

TOTAL CAYMAN ISLANDS			19,023,593

Chile - 0.5%
Corporacion Nacional del Cobre de Chile (Codelco) 4.5% 9/16/25 (b)		13,655,000	13,917,080
Empresa Nacional de Petroleo:
4.75% 12/6/21 (b)		3,300,000	3,453,635
5.25% 8/10/20 (b)		3,750,000	4,029,619

TOTAL CHILE			21,400,334

Colombia - 0.2%
Ecopetrol SA 7.375% 9/18/43		10,190,000	9,323,850
Costa Rica - 0.4%
Banco de Costa Rica 5.25% 8/12/18 (b)		3,555,000	3,599,438
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		2,650,000	2,590,375
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		2,900,000	2,146,000
6.95% 11/10/21 (b)		7,001,000	6,983,498

TOTAL COSTA RICA			15,319,311

Croatia - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		2,325,000	2,384,985
Georgia - 0.6%
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		25,962,000	25,972,385
India - 0.1%
ICICI Bank Ltd. 7.25% (b)(c)(e)		2,250,000	2,262,710
Indonesia - 2.4%
PT Pertamina Persero:
4.3% 5/20/23 (b)		7,210,000	7,032,901
4.875% 5/3/22 (b)		8,390,000	8,522,428
5.25% 5/23/21 (b)		14,905,000	15,601,988
5.625% 5/20/43 (b)		11,275,000	9,930,310
6% 5/3/42 (b)		15,990,000	14,595,880
6.45% 5/30/44 (b)		15,885,000	15,434,819
6.5% 5/27/41 (b)		22,535,000	21,979,400
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		6,030,000	6,505,164

TOTAL INDONESIA			99,602,890

Ireland - 2.1%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		6,400,000	6,496,000
SCF Capital Ltd. 5.375% 10/27/17 (b)		8,500,000	8,602,680
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (b)		6,600,000	6,476,250
5.375% 2/13/17 (b)		5,745,000	5,818,099
5.45% 11/22/17 (b)		12,290,000	12,447,238
5.942% 11/21/23 (b)		10,315,000	10,031,338
6.025% 7/5/22 (b)		6,140,000	6,003,078
6.8% 11/22/25 (b)		10,000,000	10,015,020
6.902% 7/9/20 (b)		20,540,000	21,181,875

TOTAL IRELAND			87,071,578

Israel - 0.9%
B Communications Ltd. 7.375% 2/15/21 (b)		12,735,000	13,785,638
Israel Electric Corp. Ltd.:
5.625% 6/21/18 (Reg. S)		7,320,000	7,775,231
7.25% 1/15/19 (Reg. S)		8,940,000	9,891,878
7.75% 12/15/27 (Reg. S)		3,771,000	4,468,635

TOTAL ISRAEL			35,921,382

Kazakhstan - 2.1%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		8,885,000	7,918,756
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		7,025,000	5,830,750
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (b)		16,630,000	17,089,321
7% 5/5/20 (b)		22,565,000	23,693,250
9.125% 7/2/18 (b)		26,470,000	28,858,918
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,045,000	1,956,779

TOTAL KAZAKHSTAN			85,347,774

Luxembourg - 5.1%
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		18,820,000	20,099,384
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		17,010,000	16,741,242
5.375% 1/27/21		30,315,000	25,059,288
6.125% 10/6/16		9,145,000	9,238,279
6.75% 1/27/41		24,725,000	17,777,275
8.375% 12/10/18		33,715,000	33,546,425
RSHB Capital SA:
5.1% 7/25/18 (b)		18,365,000	18,658,473
5.298% 12/27/17 (b)		35,305,000	35,892,828
6% 6/3/21 (Reg. S) (c)		5,095,000	4,998,195
6.299% 5/15/17 (Reg. S)		22,840,000	23,345,815
8.5% 10/16/23 (b)		3,540,000	3,374,894

TOTAL LUXEMBOURG			208,732,098

Malaysia - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		15,800,000	14,709,405
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		4,061,000	5,501,684
Petronas Capital Ltd. 7.875% 5/22/22 (b)		5,585,000	7,188,588

TOTAL MALAYSIA			27,399,677

Mexico - 9.9%
Comision Federal de Electricid:
4.875% 5/26/21 (b)		5,855,000	6,169,706
4.875% 1/15/24 (b)		14,260,000	14,652,150
Grupo Televisa SA de CV 6.125% 1/31/46		4,470,000	4,738,200
Pemex Project Funding Master Trust:
6.625% 6/15/35		57,470,000	55,171,200
8.625% 2/1/22		28,592,000	32,880,800
Petroleos Mexicanos:
3.5% 1/30/23		5,215,000	4,726,094
4.5% 1/23/26		32,395,000	30,046,363
4.875% 1/24/22		8,960,000	8,892,800
4.875% 1/18/24		6,215,000	6,092,254
5.5% 2/4/19 (b)		10,930,000	11,449,175
5.5% 1/21/21		16,400,000	17,015,000
5.5% 6/27/44		17,985,000	14,943,737
5.625% 1/23/46		18,175,000	15,274,270
6.375% 2/4/21 (b)		13,165,000	14,040,473
6.375% 1/23/45		30,410,000	28,190,070
6.5% 6/2/41		86,630,000	81,562,145
6.625% (b)(e)		32,820,000	29,784,150
6.875% 8/4/26 (b)		27,315,000	29,568,488

TOTAL MEXICO			405,197,075

Netherlands - 2.6%
Bulgaria Steel Finance BV 12% 5/4/13 unit (d)	EUR	5,100,000	1
Dilijan Finance BV 12% 7/29/20 (b)		3,020,000	2,884,704
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		4,415,000	4,343,256
6.95% 7/10/42 (b)		15,135,000	13,318,800
Majapahit Holding BV:
7.75% 1/20/20 (b)		7,475,000	8,540,188
7.875% 6/29/37 (Reg. S)		5,850,000	6,877,611
8% 8/7/19 (b)		5,185,000	5,917,641
Petrobras Global Finance BV:
3.25% 3/17/17		2,380,000	2,335,375
6.25% 3/17/24		28,900,000	23,111,330
6.85% 6/5/2115		35,165,000	24,527,588
7.25% 3/17/44		16,475,000	12,315,063

TOTAL NETHERLANDS			104,171,557

Philippines - 0.2%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (b)		7,340,000	9,765,092
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (Reg. S)		7,045,000	8,048,208
South Africa - 0.9%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		15,800,000	14,539,160
6.75% 8/6/23 (b)		8,100,000	7,473,870
7.125% 2/11/25 (b)		7,985,000	7,375,106
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		8,625,000	7,790,790

TOTAL SOUTH AFRICA			37,178,926

Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (b)		7,156,000	7,290,175
National Savings Bank 8.875% 9/18/18 (b)		4,375,000	4,560,938

TOTAL SRI LANKA			11,851,113

Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		452,292	425,154
9.75% 8/14/19 (b)		16,696,000	17,188,532

TOTAL TRINIDAD & TOBAGO			17,613,686

Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (b)		8,350,000	7,916,134
Export Credit Bank of Turkey 5% 9/23/21 (b)		5,080,000	5,100,574
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		3,220,000	3,158,144

TOTAL TURKEY			16,174,852

United Arab Emirates - 0.2%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		5,970,000	6,086,176
United Kingdom - 0.8%
Biz Finance PLC 9.625% 4/27/22 (b)		35,180,000	30,958,400
SSB #1 PLC 9.375% 3/10/23 (b)		4,045,000	3,498,925

TOTAL UNITED KINGDOM			34,457,325

United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		4,325,845	3,958,149
Venezuela - 3.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		25,595,000	13,002,260
5.375% 4/12/27		69,040,000	21,913,296
5.5% 4/12/37		79,655,000	25,290,463
6% 5/16/24 (b)		71,870,000	21,920,350
6% 11/15/26 (Reg. S)		76,390,000	23,566,315
8.5% 11/2/17 (b)		25,140,000	13,324,200
8.5% 11/2/17 (Reg. S)		8,363,333	4,432,567
9% 11/17/21 (Reg. S)		18,975,000	7,044,469
9.75% 5/17/35 (b)		19,725,000	7,495,500
9.75% 5/17/35		9,545,000	3,627,100
12.75% 2/17/22 (b)		13,565,000	6,178,858

TOTAL VENEZUELA			147,795,378

TOTAL NONCONVERTIBLE BONDS
(Cost $1,786,666,022)			1,608,637,226

Government Obligations - 55.1%
Angola - 0.3%
Angola Republic 9.5% 11/12/25 (b)		13,910,000	12,658,100
Argentina - 1.3%
Argentine Republic:
7% 4/17/17		11,160,000	11,261,680
8.28% 12/31/33 (d)		34,356,941	41,056,545

TOTAL ARGENTINA			52,318,225

Armenia - 1.2%
Republic of Armenia:
6% 9/30/20 (b)		42,730,000	42,231,768
7.15% 3/26/25 (b)		5,945,000	5,852,258

TOTAL ARMENIA			48,084,026

Azerbaijan - 0.2%
Azerbaijan Republic 4.75% 3/18/24 (b)		8,020,000	7,619,000
Barbados - 0.6%
Barbados Government:
7% 8/4/22 (b)		11,651,000	11,447,108
7.25% 12/15/21 (b)		11,539,000	11,398,224

TOTAL BARBADOS			22,845,332

Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		4,930,000	5,127,200
Belize - 0.1%
Belize Government 5% 2/20/38 (b)(f)		4,473,800	2,192,162
Brazil - 6.1%
Brazilian Federative Republic:
2.625% 1/5/23		14,500,000	12,433,750
4.25% 1/7/25		28,840,000	26,460,700
4.875% 1/22/21		16,820,000	16,988,200
5% 1/27/45		25,900,000	20,720,000
5.625% 1/7/41		19,255,000	16,607,438
6% 4/7/26		47,100,000	47,806,500
7.125% 1/20/37		16,195,000	16,356,950
8.25% 1/20/34		39,180,000	43,783,650
8.75% 2/4/25		3,880,000	4,714,200
8.875% 4/15/24		4,995,000	5,994,000
10.125% 5/15/27		9,232,000	12,578,600
12.25% 3/6/30		9,165,000	14,251,575
Caixa Economica Federal 4.5% 10/3/18 (b)		8,220,000	8,014,500

TOTAL BRAZIL			246,710,063

Cameroon - 0.2%
Cameroon Republic 9.5% 11/19/25 (b)		10,175,000	9,564,500
Colombia - 2.6%
Colombian Republic:
4% 2/26/24		13,565,000	13,632,825
4.5% 1/28/26		5,960,000	6,094,100
6.125% 1/18/41		17,110,000	17,965,500
7.375% 9/18/37		52,885,000	62,536,513
11.75% 2/25/20		5,306,000	6,969,431

TOTAL COLOMBIA			107,198,369

Congo - 0.6%
Congo Republic 4% 6/30/29 (f)		33,326,304	24,178,234
Costa Rica - 1.4%
Costa Rican Republic:
4.25% 1/26/23 (b)		16,480,000	15,038,000
4.375% 4/30/25 (b)		9,225,000	8,071,875
5.625% 4/30/43 (b)		3,540,000	2,699,250
7% 4/4/44 (b)		15,440,000	13,934,600
7.158% 3/12/45 (b)		16,780,000	15,185,900

TOTAL COSTA RICA			54,929,625

Croatia - 2.1%
Croatia Republic:
5.5% 4/4/23 (b)		7,710,000	8,134,944
6% 1/26/24 (b)		31,150,000	33,898,676
6.375% 3/24/21 (b)		17,025,000	18,599,813
6.625% 7/14/20 (b)		6,700,000	7,359,950
6.75% 11/5/19		15,455,000	16,956,299

TOTAL CROATIA			84,949,682

Dominican Republic - 1.3%
Dominican Republic:
5.5% 1/27/25 (b)		10,000,000	10,000,000
5.875% 4/18/24 (b)		7,030,000	7,205,750
6.6% 1/28/24 (b)		3,605,000	3,830,313
6.85% 1/27/45 (b)		10,945,000	10,835,550
6.875% 1/29/26 (b)		2,785,000	2,959,063
7.45% 4/30/44 (b)		7,420,000	7,791,000
7.5% 5/6/21 (b)		8,155,000	8,888,950

TOTAL DOMINICAN REPUBLIC			51,510,626

Ecuador - 0.5%
Ecuador Republic:
7.95% 6/20/24 (b)		13,810,000	11,462,300
10.5% 3/24/20 (b)		11,960,000	10,764,000

TOTAL ECUADOR			22,226,300

Egypt - 0.2%
Arab Republic 5.875% 6/11/25 (b)		5,825,000	5,185,415
Arab Republic of Egypt 6.875% 4/30/40 (b)		4,830,000	4,106,466

TOTAL EGYPT			9,291,881

El Salvador - 0.7%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		6,990,000	6,028,875
6.375% 1/18/27 (b)		5,685,000	4,917,525
7.375% 12/1/19		5,055,000	5,029,725
7.625% 2/1/41 (b)		3,110,000	2,647,388
7.65% 6/15/35 (Reg. S)		4,035,000	3,530,625
7.75% 1/24/23 (Reg. S)		3,505,000	3,434,900
8.25% 4/10/32 (Reg. S)		2,570,000	2,435,075

TOTAL EL SALVADOR			28,024,113

Ethiopia - 0.1%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		5,270,000	4,835,225
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		14,370,000	11,927,100
6.95% 6/16/25 (b)		7,215,000	6,006,488

TOTAL GABON			17,933,588

Ghana - 1.2%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		13,465,000	10,671,013
8.125% 1/18/26 (b)		14,445,000	11,339,325
8.5% 10/4/17		945,000	930,353
10.75% 10/14/30 (b)		26,675,000	26,033,466

TOTAL GHANA			48,974,157

Hungary - 1.1%
Hungarian Republic:
5.375% 2/21/23		8,462,000	9,377,741
5.75% 11/22/23		12,496,000	14,232,944
6.375% 3/29/21		18,087,000	20,547,917

TOTAL HUNGARY			44,158,602

Indonesia - 2.5%
Indonesian Republic:
3.375% 4/15/23 (b)		5,600,000	5,470,875
3.75% 4/25/22 (b)		7,650,000	7,711,705
4.75% 1/8/26 (b)		8,340,000	8,749,552
5.875% 1/15/24 (b)		9,545,000	10,719,111
5.95% 1/8/46 (b)		14,380,000	15,937,325
6.625% 2/17/37		15,425,000	17,882,449
6.75% 1/15/44 (b)		3,012,000	3,640,680
7.75% 1/17/38 (b)		7,480,000	9,620,567
8.5% 10/12/35 (b)		17,765,000	24,055,018

TOTAL INDONESIA			103,787,282

Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		33,630,000	23,103,810
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (b)		4,485,000	4,126,200
5.75% 12/31/32		16,000,000	14,760,000
6.375% 3/3/28 (b)		6,680,000	6,346,000

TOTAL IVORY COAST			25,232,200

Jamaica - 0.5%
Jamaican Government:
6.75% 4/28/28		5,040,000	5,166,000
7.625% 7/9/25		2,310,000	2,558,325
7.875% 7/28/45		3,020,000	3,065,300
8% 6/24/19		5,075,000	5,481,000
8% 3/15/39		4,255,000	4,542,213

TOTAL JAMAICA			20,812,838

Jordan - 0.3%
Jordanian Kingdom 6.125% 1/29/26 (b)		11,770,000	12,446,775
Kazakhstan - 0.2%
Kazakhstan Republic 6.5% 7/21/45 (b)		8,715,000	9,050,528
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (b)		3,700,000	3,631,920
6.875% 6/24/24 (b)		13,745,000	12,954,663

TOTAL KENYA			16,586,583

Lebanon - 1.9%
Lebanese Republic:
5.45% 11/28/19		9,855,000	9,681,158
6.1% 10/4/22		9,845,000	9,604,782
6.6% 11/27/26		10,440,000	10,127,844
6.65% 2/26/30(Reg. S)		11,250,000	10,965,825
6.75% 11/29/27 (Reg. S)		7,700,000	7,681,366
7.05% 11/2/35(Reg. S)		3,960,000	3,955,842
8.25% 4/12/21 (Reg.S)		15,895,000	17,216,765
9% 3/20/17		7,145,000	7,408,793

TOTAL LEBANON			76,642,375

Mexico - 0.8%
United Mexican States:
8.3% 8/15/31		6,470,000	9,640,300
11.5% 5/15/26		13,860,000	22,397,760

TOTAL MEXICO			32,038,060

Mongolia - 0.2%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		4,145,000	3,792,675
5.125% 12/5/22 (Reg. S)		4,790,000	3,714,578

TOTAL MONGOLIA			7,507,253

Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (b)		2,580,000	2,683,200
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		5,009,375	4,871,617
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.875% 6/1/17 (b)		4,205,000	4,344,034
7.25% 4/15/19 (b)		6,305,000	6,630,180
8.25% 4/15/24 (b)		4,785,000	5,082,187

TOTAL PAKISTAN			16,056,401

Panama - 0.5%
Panamanian Republic:
8.875% 9/30/27		7,110,000	10,185,075
9.375% 4/1/29		8,030,000	11,964,700

TOTAL PANAMA			22,149,775

Peru - 0.5%
Peruvian Republic 8.75% 11/21/33		12,580,000	18,586,950
Philippines - 1.1%
Philippine Republic:
9.5% 2/2/30		11,235,000	18,978,814
10.625% 3/16/25		16,230,000	26,617,882

TOTAL PHILIPPINES			45,596,696

Romania - 0.5%
Romanian Republic:
6.125% 1/22/44 (b)		4,238,000	5,170,894
6.75% 2/7/22 (b)		12,791,000	15,150,940

TOTAL ROMANIA			20,321,834

Russia - 5.4%
Russian Federation:
4.5% 4/4/22 (b)		8,615,000	8,825,568
4.875% 9/16/23 (b)		11,710,000	12,229,573
5.625% 4/4/42 (b)		18,845,000	19,050,184
5.875% 9/16/43 (b)		9,865,000	10,179,200
7.5% 3/15/18	RUB	2,763,450,000	39,918,557
7.5% 3/31/30 (Reg. S)		35,224,000	42,993,499
12.75% 6/24/28 (Reg. S)		52,187,000	86,567,770

TOTAL RUSSIA			219,764,351

Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (b)		3,835,000	3,566,550
8.75% 5/13/21 (b)		5,995,000	6,459,613

TOTAL SENEGAL			10,026,163

Serbia - 0.3%
Republic of Serbia 7.25% 9/28/21 (b)		12,085,000	13,504,988
South Africa - 1.4%
South African Republic:
5.5% 3/9/20		11,310,000	11,975,594
5.875% 9/16/25		12,860,000	13,912,591
6.875% 5/27/19		11,170,000	12,270,915
8% 12/21/18	ZAR	303,460,000	20,333,644

TOTAL SOUTH AFRICA			58,492,744

Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,340,000	2,293,488
5.875% 7/25/22 (b)		4,225,000	3,980,111
6% 1/14/19 (b)		4,680,000	4,669,372
6.25% 10/4/20 (b)		4,395,000	4,352,149
6.25% 7/27/21 (b)		5,125,000	4,998,833
6.85% 11/3/25 (b)		5,585,000	5,323,784

TOTAL SRI LANKA			25,617,737

Tanzania - 0.1%
United Republic of Tanzania 6.8921% 3/9/20 (c)		4,048,894	4,069,138
Turkey - 5.9%
Turkish Republic:
4.875% 4/16/43		9,045,000	8,391,499
5.125% 3/25/22		6,195,000	6,512,122
5.625% 3/30/21		14,025,000	15,131,629
5.75% 3/22/24		16,995,000	18,432,777
6% 1/14/41		9,390,000	10,126,552
6.25% 9/26/22		17,510,000	19,471,120
6.75% 5/30/40		5,245,000	6,150,287
6.875% 3/17/36		12,580,000	14,849,155
7% 3/11/19		14,090,000	15,590,585
7% 6/5/20		39,375,000	44,566,200
7.375% 2/5/25		17,355,000	20,799,968
7.5% 11/7/19		32,255,000	36,779,280
8% 2/14/34		4,060,000	5,308,531
11.875% 1/15/30		9,850,000	16,760,937

TOTAL TURKEY			238,870,642

Ukraine - 2.9%
Ukraine Government:
0% 5/31/40 (b)(c)		42,390,000	13,856,443
7.75% 9/1/19 (b)		28,079,000	26,420,935
7.75% 9/1/20 (b)		13,704,000	12,853,667
7.75% 9/1/21 (b)		12,589,000	11,654,141
7.75% 9/1/22 (b)		8,089,000	7,401,435
7.75% 9/1/23 (b)		12,589,000	11,388,009
7.75% 9/1/24 (b)		8,739,000	7,812,229
7.75% 9/1/25 (b)		8,779,000	7,782,145
7.75% 9/1/26 (b)		8,654,000	7,636,117
7.75% 9/1/27 (b)		12,589,000	11,110,422

TOTAL UKRAINE			117,915,543

United States of America - 1.4%
U.S. Treasury Notes 1.5% 2/28/23		55,354,000	55,217,774
Venezuela - 2.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		458,489	1,833,956
6% 12/9/20		16,655,000	5,579,425
7% 12/1/18 (Reg. S)		9,925,000	3,970,000
7% 3/31/38		10,280,000	3,443,800
7.65% 4/21/25		35,330,000	11,747,225
7.75% 10/13/19 (Reg. S)		16,120,000	6,045,000
8.25% 10/13/24		20,705,000	7,039,700
9% 5/7/23 (Reg. S)		28,115,000	9,840,250
9.25% 9/15/27		28,625,000	11,450,000
9.25% 5/7/28 (Reg. S)		48,775,000	17,193,188
9.375% 1/13/34		23,990,000	8,516,450
11.75% 10/21/26 (Reg. S)		16,835,000	6,607,738
11.95% 8/5/31 (Reg. S)		23,090,000	9,120,550
12.75% 8/23/22		15,980,000	6,871,400

TOTAL VENEZUELA			109,258,682

Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (b)		6,305,000	6,320,384
6.75% 1/29/20 (b)		5,117,000	5,670,306

TOTAL VIETNAM			11,990,690

Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)		5,105,000	3,879,800
8.5% 4/14/24 (b)		5,710,000	4,725,025
8.97% 7/30/27 (b)		8,935,000	7,349,038

TOTAL ZAMBIA			15,953,863

TOTAL GOVERNMENT OBLIGATIONS
(Cost $2,297,313,954)			2,243,485,502
		Shares	Value

Common Stocks - 0.0%
Canada - 0.0%
First Quantum Minerals Ltd.		237,800	1,252,398
India - 0.0%
Bharti Infratel Ltd.		228,573	1,317,689
TOTAL COMMON STOCKS
(Cost $4,495,865)			2,570,087

Investment Companies - 2.5%
United States of America - 2.5%
iShares China Large-Cap ETF		601,500	20,312,655
iShares MSCI Brazil Index ETF (h)		1,568,600	41,254,180
iShares MSCI Emerging Markets Index ETF		1,197,700	41,021,225

TOTAL INVESTMENT COMPANIES

(Cost $102,346,868)			102,588,060
		Principal Amount(a)	Value

Preferred Securities - 0.7%
British Virgin Islands - 0.0%
Magnesita Finance Ltd. 8.625%(b)(e)		525,000	312,734
Cayman Islands - 0.1%
Banco Do Brasil SA 9% (b)(c)(e)		5,425,000	3,905,022
China - 0.1%
Sinochem Group 5% (b)(c)(e)		4,460,000	4,641,708
Colombia - 0.2%
Colombia Telecomunicacines SA 8.5% (b)(c)(e)		9,060,000	7,664,415
India - 0.3%
State Bank of India:
6.439% (c)(e)		9,931,000	10,237,983
7.14% (c)(e)		1,800,000	1,847,856

TOTAL INDIA			12,085,839

TOTAL PREFERRED SECURITIES
(Cost $29,080,700)			28,609,718
		Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.39%(i)		35,898,246	35,898,246
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)		21,598,500	21,598,500
TOTAL MONEY MARKET FUNDS
(Cost $57,496,746)			57,496,746
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $4,277,400,155)			4,043,387,339
NET OTHER ASSETS (LIABILITIES) - 0.8%			30,699,549
NET ASSETS - 100%			$4,074,086,888

Currency Abbreviations

BRL – Brazilian real

EUR – European Monetary Unit

RUB – Russian ruble

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,679,567,348 or 41.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Quantity represents share amount.

 (h) Security or a portion of the security is on loan at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$153,314
Fidelity Securities Lending Cash Central Fund	1,841
Total	$155,155

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$1,252,398	$1,252,398	$--	$--
Telecommunication Services	1,317,689	1,317,689	--	--
Corporate Bonds	1,608,637,226	--	1,608,637,225	1
Government Obligations	2,243,485,502	--	2,241,651,546	1,833,956
Investment Companies	102,588,060	102,588,060	--	--
Preferred Securities	28,609,718	--	28,609,718	--
Money Market Funds	57,496,746	57,496,746	--	--
Total Investments in Securities:	$4,043,387,339	$162,654,893	$3,878,898,489	$1,833,957

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $4,237,926,483. Net unrealized depreciation aggregated $194,539,144, of which $126,235,472 related to appreciated investment securities and $320,774,616 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016